Employee Severance Costs (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring Charges [Abstract]
Schedule Of Restructuring And Related Costs [Text Block]
Employment severance costs
	2011	2010	2009
	$	$	$
South Africa	9	19	10
Continental Africa	3	1	3
Americas	3	3	1
	15	23	14

Employee severance costs were due to retrenchments reflecting downsizing and rationalization of operations resulting in a planned reduction in workforce.